RELATED PARTIES	12 Months Ended
Dec. 31, 2019
RELATED PARTIES
RELATED PARTIES

11.RELATED PARTIES

The Company's commercial and financial operations with controlling shareholder and Companies owned by controlling shareholder Suzano Holding S.A. ("Suzano Group"). For transactions with related parties, it is determined that the usual market prices and conditions for these transactions are observed, as well as the corporate governance practices adopted by the Company and those recommended and/or required by the legislation.

On December 31, 2019, there were no material changes in the terms of the agreements, deal and transactions entered into, nor were there any new contracts, agreements or transactions of different natures entered into between the Company and its related parties in relation to those disclosed in the annual financial statements of December 31, 2018, except for the transactions involving the Company’s that belonged to the Fibria, which became related parties of the Company due to the conclusion of the business combination in January 2019.

11.1Balances recognized in assets and liabilities

		Balances receivable (payable)
		December 31,	December 31,
	Nature	2019	2018
Transactions with controlling shareholders
Suzano Holding	Granting of guarantees and administrative expenses	3	(125)
		3	(125)
Transactions with companies of the Suzano Group and other related parties
Bexma	Reimbursement for expenses	1	1
Bizma	Reimbursement for expenses	1	2
Ecofuturo	Social services	(9)	(33)
Ibema	Sale of pulp	23,755	36,721
Ibema	Purchase of products	(2,467)	(1,643)
Management	Reimbursement for expenses	(1)
		21,280	35,048
		21,283	34,923
Assets
Trade accounts receivable		23,761	36,727
Liabilities
Trade accounts payable		(2,478)	(1,804)
		21,283	34,923

11.2Amounts transacted in the year

		Expenses (income)
		December 31,	December 31,
	Nature	2019	2018
Transactions with controlling shareholders
Suzano Holding	Granting of guarantees and administrative expenses	(5,945)	(12,723)
		(5,945)	(12,723)
Transactions with companies of the Suzano Group and other related parties:
Bexma	Reimbursement for expenses	11	10
Bizma	Reimbursement for expenses	10
Ecofuturo	Social services	(5,272)	(4,184)
Ibema	Sale of pulp	111,325	107,252
Ibema	Purchase of products	(7,744)	16
IPFL	Reimbursement for expenses	4	4
Lazam - MDS	Sale of paper	7	(31)
Mabex	Aircraft services (freight)	(100)	(390)
Management	Reimbursement for expenses	(9,178)	541
Nemonorte	Real estate advisory	(330)	(491)
		88,733	102,727
		82,788	90,004

11.3Management compensation

Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the year, are set for the below:

	December 31,	December 31,	December 31,
	2019	2018	2017
Short-term benefits
Salary or compensation	39,459	48,663	24,774
Direct and indirect benefits	1,747	2,828	2,959
Bonus	8,007	16,752	26,819
	49,213	68,243	54,552

Long-term benefits
Share-based compensation plan	45,739	62,150	33,554
	45,739	62,150	33,554
	94,952	130,393	88,106

Short-term benefits include fixed compensation (salaries and fees, vacation, mandatory bonus and “13th salary” bonus), payroll charges (Company share of contributions to social security – INSS) and variable compensation such as profit sharing, bonus and benefits (company car, health plan, meal voucher, market voucher, life insurance and private pension plan).

Long-term benefits include the stock option plan and phantom shares for executives and key members of the Management, in accordance with the specific regulations as disclosed in Note 22.